Financial Instruments (Details Narrative)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 12, 2021 CAD ($)	Nov. 30, 2020 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2020 USD ($)
Other receivable within trade		$ 500,000		$ 500,000
Foreign exchange risk threshold balance			$ 1,000,000.0
Foreign exchange risk movement in currency percentage			10.00%
Foreign exchange rate loss and other comprehensive loss amount affected			$ 100,000
Initial payment of litigation received				2,000,000
Litigation expenses paid	$ 266,000
Purdue
Litigation expenses paid		$ 500,000		$ 2,000,000